Consolidated Statements of Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Diluted earnings per share	$ 1.74	$ 0.89	$ 0.59